May 31, 2018

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Blackstone Alternative Alpha Fund II (the “Fund”) (File Nos. 811-22792 and 333-211533)

Ladies and Gentlemen:

We are filing today via EDGAR, on behalf of the Fund, a Massachusetts business trust, Post-Effective Amendment No. 3 to the Fund’s Registration Statement No. 333-211533 on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 10 to the Fund’s Registration Statement No. 811-22792 pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”) (“Amendment No. 10”).

This Amendment No. 10 is being filed for the purposes of providing certain annual and other updates to the Fund’s Registration Statement under the Securities Act and the 1940 Act, filed on July 25, 2017.

No fees are required in connection with this filing. If you have any questions or need any clarification concerning the foregoing or this transmission, please call Sarah Clinton at Ropes & Gray LLP at (617) 951-7375.

Very truly yours,

/s/ Kevin Michel
Kevin Michel
Enclosures

cc:	James Hannigan, Esq., Blackstone Alternative Asset Management L.P.

Sarah Clinton, Esq., Ropes & Gray LLP

James E. Thomas, Esq., Ropes & Gray LLP

Blackstone Alternative Investment Advisors LLC

345 Park Avenue New York NY 10154

T 212 583 5000 F 212 583 5749

www.blackstone.com